CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) [Abstract]
Revenues	$ 10,164	$ 0	$ 10,164	$ 0
Cost of sales	(2,688)	0	(2,688)	0
Gross profit	7,476	0	7,476	0
Operating expenses
Sales and marketing	155,496	38,756	832,188	365,406
Depreciation	231	450	953	1,374
General and administrative	235,972	103,229	627,377	393,231
Professional fees	841,536	942,688	6,846,934	4,263,900
Salaries and wages	353,808	464,003	1,013,152	1,666,150
Total operating expenses	(1,587,043)	(1,549,126)	(9,320,604)	(6,690,061)
Other income (loss)
Interest expense	(75,264)	(12,605)	(151,865)	(12,604)
Accretion expense	(57,908)	(20,528)	(226,853)	(23,072)
Change in fair value of derivative liabilities	0	(49,500)	719,000	(50,700)
Change in fair value of warrant liabilities	5,641,785	0	5,651,008	0
Change in fair value of mandatory convertible debentures	0	0	70,500	0
Impairment of carbon credits	18	0	(1,207,782)	0
Stop-loss provision loss	(76,535)	0	(1,101,248)	0
Equity loss on investment in associate	(298,804)	0	(405,654)	0
Gain on settlement of debt	0	0	899,015	0
Foreign exchange gain	(31,100)	(85,860)	(24,428)	(51,756)
Total other income (loss)	5,102,192	(168,493)	4,221,693	(138,132)
Net income (loss)	3,522,625	(1,717,619)	(5,091,435)	(6,828,193)
Other comprehensive gain (loss)
Foreign currency translation	(373)	107,513	1,435	66,577
Net income (loss) and comprehensive income (loss)	$ 3,522,252	$ (1,610,106)	$ (5,090,000)	$ (6,761,616)
Weighted average number of common shares outstanding - Basic (in shares)	29,146,273	11,638,712	22,524,192	11,626,861
Weighted average number of common shares outstanding - Diluted (in shares)	30,629,440	11,638,712	22,524,192	11,626,861
Income (Loss) per share - Basic (in dollars per share)	$ 0.12	$ (0.15)	$ (0.23)	$ (0.59)
Income (Loss) per share - Diluted (in dollars per share)	$ 0.12	$ (0.15)	$ (0.23)	$ (0.59)